RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) (Ms. Kou Xiaohong)	12 Months Ended
Dec. 31, 2013
Blue I.T. Technologies Limited ("Blue IT")
Related party balances and transactions
Percentage ownership held by related party	100.00%
Harvest Century International Ltd. ("HCI")
Related party balances and transactions
Percentage ownership held by related party	100.00%